Vessels and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Useful Life And Values [Abstract]
Book value of assets pledged	$ 618.0	$ 496.8